TAXES - Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current taxes
Total Current income tax (benefit) expense	$ (19,247)	$ 45,589	$ 198,615
Deferred taxes
Total deferred income tax (benefit) expense	(67,489)	40,722	58,716
Income tax (benefit) expense	(86,736)	86,311	257,331
PRC
Deferred taxes
Total deferred income tax (benefit) expense	633	119,608	58,716
Hong Kong
Current taxes
Total Current income tax (benefit) expense			$ 198,615
Deferred taxes
Total deferred income tax (benefit) expense	(62,928)	(78,403)
Singapore
Current taxes
Total Current income tax (benefit) expense	(38,194)	45,589
Deferred taxes
Total deferred income tax (benefit) expense	(2,680)	$ (483)
Japan
Current taxes
Total Current income tax (benefit) expense	18,947
Deferred taxes
Total deferred income tax (benefit) expense	$ (2,514)